Non-Current Liabilities - Governmental Liabilities on Grants Received (Details) - Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received [Line Items]
Governmental liabilities on grants received	$ 6,666	$ 4,560	$ 6,084